Segment, Product and Geographic Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	$ 770,739	$ 737,255	$ 633,021
Display drivers for large-size applications [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	228,927	305,247	270,372
Display drivers for mobile handsets applications [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	232,019	177,175	169,248
Display drivers for consumer electronics applications [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	183,554	151,689	112,836
Others [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	$ 126,239	$ 103,144	$ 80,565